Accruals	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accruals	45 Accruals

	2018	2017
Accrued interest	237	183
Accrued expenses	151	147
At December 31	388	329
The carrying amounts disclosed reasonably approximate the fair values as at the year-end.